Note 18 - Other Supplemental Information (Details) - Summary of Other Supplemental Information (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Franchisor operations
Revenues	$ 2,343,634	$ 2,110,466	$ 1,851,968
Operating earnings	90,234	80,348	56,217
Cash payments made during the period
Income taxes	46,159	25,673	43,897
Interest	17,314	18,860	16,240
Non-cash financing activities
Increases in capital lease obligations	2,215	2,948	1,540
Other expenses
Rent expense	69,489	68,580	65,992
Franchisor Operations [Member]
Franchisor operations
Revenues	80,450	75,025	74,429
Operating earnings	19,435	16,801	16,110
Initial franchise fee revenues	$ 5,817	$ 5,950	$ 5,857